UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     January 30, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $66,802 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA COMMUNICATIONS SYS GR   COM              01167P101      164    13000     None Sole                    13000        0        0
ANTHRACITE CAP INC             COM              037023108      130    10700     None Sole                    10700        0        0
B & G FOODS INC NEW            UNIT 99/99/9999  05508R205      206    12700     None Sole                    12700        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201    10877   373000     None Sole                   373000        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     3114   129200     None Sole                   129200        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      213     6700     None Sole                     6700        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889     1864    32727     None Sole                    32727        0        0
COINMACH SVC CORP              UNIT 99/99/9999  19259W107      263    16000     None Sole                    16000        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     8488   199200     None Sole                   199200        0        0
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105     4418   137200     None Sole                   137200        0        0
CROSSTEX ENERGY L P            COM              22765U102      291     7900     None Sole                     7900        0        0
DOUBLE HULL TANKERS INC        COM              Y21110104      151    11200     None Sole                    11200        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      290     6500     None Sole                     6500        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      360     6400     None Sole                     6400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      393    15800     None Sole                    15800        0        0
FAIRPOINT COMMUNICATIONS INC   COM              305560104      216    15000     None Sole                    15000        0        0
FERRELLGAS PARTNERS L.P.       UNIT LTD PART    315293100      211     9500     None Sole                     9500        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     2252    26900     None Sole                    26900        0        0
GERDAU S A                     SPONSORED ADR    373737105     9070   608300     None Sole                   608300        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     8605   445600     None Sole                   445600        0        0
ICICI BK LTD                   ADR              45104G104     2956   125000     None Sole                   125000        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      238     7000     None Sole                     7000        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105      314    10200     None Sole                    10200        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      209     4100     None Sole                     4100        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      132    11000     None Sole                    11000        0        0
OPTEUM INC                     CL A             68384A100      136    15100     None Sole                    15100        0        0
PETROFUND ENERGY TRUST         TR UNIT          71648W108      475    19000     None Sole                    19000        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      284     6500     None Sole                     6500        0        0
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      287     9100     None Sole                     9100        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      109    27800     None Sole                    27800        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     2587   223000     None Sole                   223000        0        0
TENARIS S A                    SPONSORED ADR    88031M109     7499   185200     None Sole                   185200        0        0